ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest	99.00%
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	1.00%
Limited Partners Capital Account Per Units	10
Units of limited partnership interest, authorized	101,500,000
Impairment loss	$ 9,932,388	$ 16,692,807
Amortization Period Of Acquisition Costs Straight Line Method	27 years 6 months
Impairment Loss Of Acquisition Costs	147,078	1,595,113
Valuation Allowance, Amount	571,905	457,496
Amortized Deferred Acquisition Costs Year One	446,667
Amortized Deferred Acquisition Costs Year Two	446,667
Amortized Deferred Acquisition Costs Year Three	446,667
Amortized Deferred Acquisition Costs Year Four	$ 446,667